Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Taxes [Abstract]
TAXES
NOTE 4 – TAXES

(a) Federal Income Tax and Enterprise Income Taxes

The Company is registered in the State of Nevada and is subject to the United States federal income tax at a tax rate of 34%. No provision for income taxes in the U.S. has been made as the Company had no U.S. taxable income as of March 31, 2014 and December 31, 2013.

The Company’s subsidiary and VIE, JSJ and HDS, respectively, being incorporated in the PRC, are subject to PRC’s Enterprise Income Tax. Pursuant to the PRC Income Tax Laws, Enterprise Income Taxes (“EIT”) is generally imposed at 25%.

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the three months ended March 31, 2014 and 2013:

	Three Months Ended March 31,
	2014	2013
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34%)	(34%)
PRC EIT rate	25%	25%
PRC tax exemption and reduction	(25%)	(25%)
Total provision for income taxes	-	-

Income before income tax expenses of $1,375,241 and $942,321 for the three months ended March 31, 2014 and 2013, respectively, was attributed to subsidiaries with operations in China. HDS and JSJ recorded no income tax expense for the three months ended March 31, 2014 and 2013 due to the fact that HDS has been granted a tax exemption and has loss carry-forwards from previous years to offset income tax liability generated for handicraft sales and JSJ has been incurring net losses.

The combined effects of the income tax expense exemptions and tax reductions available to the Company for the three months ended March 31, 2014 and 2013 are as follows:

	Three Months Ended March 31,
	2014	2013
Tax exemption effect	$350,294	$268,944
Tax reduction due to loss carry-forward	3,021	3,456
Loss not subject to income tax	(832)	(1,330)
Basic net income per share effect	$(0.01)	$(0.01)
Diluted net income per share effect	$(0.01)	$(0.01)

10

The deferred income tax assets or liabilities calculated pursuant to the EIT is not material due to the fact that the Company has been granted EIT exemption with respect to its yew raw materials and yew tree segments and is only subject to tax under the EIT for its handicrafts segment, which only represents a small portion of net revenues.

The Company has incurred net operating loss for income tax purposes for the three months ended March 31, 2014 and 2013. The net operating loss carry-forwards for U.S. income tax purposes amounted to $3,293,117 and $3,258,426 at March 31, 2014 and December 31, 2013, respectively, which may be available to reduce future years’ taxable income. These carry forwards will expire, if not utilized, through 2033. Management believes that the realization of the benefits arising from this loss appear to be uncertain due to the Company’s limited operating history and continuing losses for United States income tax purposes. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset to reduce the asset to zero at March 31, 2014 and December 31, 2013. The valuation allowance at March 31, 2014 and December 31, 2013 was $1,119,660 and $1,107,865, respectively. The net change in the valuation allowance was an increase of $11,795 and $48,266 during the three months ended March 31, 2014 and 2013, respectively and management will review this valuation allowance periodically and make adjustments as necessary.

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for income tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset for the Company as of March 31, 2014 and December 31, 2013, are as follows:

	March 31, 2014	December 31, 2013
U.S. tax benefit of net operating loss carry forward	$1,119,660	$1,107,865
Valuation allowance	(1,119,660)	(1,107,865)
Net deferred tax assets	$-	$-

For U.S. income tax purposes, the Company has cumulative undistributed earnings of foreign subsidiary and VIE of approximately $21.4 million and $20.1 million as of March 31, 2014 and December 31, 2013, respectively, which are included in consolidated retained earnings and will continue to be indefinitely reinvested in overseas operations. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted to the U.S. in the future.

(b) Value Added Taxes (“VAT”)

The applicable VAT tax rate is 13% for agricultural products and 17% for handicrafts sold in the PRC. In accordance with VAT regulations in the PRC, the Company is exempt from paying VAT on its yew raw materials and yew trees sales as an agricultural corps cultivating company up to December 31, 2016. VAT payable in the PRC is charged on an aggregated basis at the applicable rate on the full price collected for the goods sold or taxable services provided and less any deductible VAT already paid by the taxpayer on purchases of goods in the same fiscal year.

NOTE 7 – TAXES

(a) Federal Income Tax and Enterprise Income Taxes

The Company accounts for income taxes pursuant to the accounting standards that require the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  Additionally, the accounting standards require the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the temporary differences from the deduction of depreciation and related expenses for income tax purposes as compared to financial statement purposes are dependent upon future earnings.

The Company is incorporated in the State of Nevada and is subject to the United States federal income tax at an effective tax rate of 34%. No provision for income taxes in the U.S. has been made as the Company had no U.S. taxable income as of December 31, 2013 and 2012.

The Company’s subsidiary and VIE, JSJ and HDS, respectively, are incorporated in the PRC and are subject to PRC’s Unified Enterprise Income Tax Law (“EIT”). The EIT established a single unified 25% income tax rate for most companies, including the Company’s subsidiary and VIE in China. However, HDS has been named as a leading enterprise in the agricultural industry and awarded with a tax exemption through December 31, 2058 with an exception of handicrafts sold, which is not within the scope of agricultural area. JSJ is a holding company and subject to regular corporate income tax rate of 25%, it has no operating profit for tax liabilities.

For the years ended December 31, 2013 and 2012, income before income tax expenses attributed to the Company’s subsidiary and VIE was $4,160,396 and $4,851,524, respectively. HDS and JSJ recorded no income tax expense for the years ended December 31, 2013 and 2012 due to the fact that HDS is awarded with a tax exemption and has loss carry-forward from previous years to offset income tax liability generated for handicraft sales while JSJ has been incurring net losses. The combined effects of the income tax expense exemptions and tax reductions available to the Company for the years ended December 31, 2013 and 2012 are as follows:

	Years ended December 31,
	2013	2012
Tax exemption effect	$1,035,909	$1,223,766
Tax reduction due to loss carry-forward	8,152	9,751
Loss not subject to income tax	(3,962)	(20,636)
Basic net income per share effect	$(0.02)	$(0.03)
Diluted net income per share effect	$(0.02)	$(0.03)

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the years ended December 31, 2013 and 2012:

	Years ended December 31,
	2013	2012
U.S. federal income tax rate	34%	34%
Foreign income not recognized in the U.S.	(34%)	(34%)
PRC EIT rate	25%	25%
PRC tax exemption and reduction	(25%)	(25%)
Total provision for income taxes	-	-

The deferred income tax assets or liabilities calculated pursuant to the EIT is not material due to the fact that the Company has been granted EIT exemption with respect to its yew raw materials and yew tree segments and is only subject to tax under the EIT for its handicrafts segment, which only represents a small portion of net revenues.

The Company has incurred United States net operating loss for income tax purposes for the years ended December 31, 2013 and 2012. The net operating loss carry forwards for United States income tax purposes amounted to $3,258,426 and $2,997,760 at December 31, 2013 and 2012, respectively, which may be available to reduce future years’ taxable income. These carry forwards will expire, if not utilized, through 2032. Management believes that the realization of the benefits arising from this loss appear to be uncertain due to the Company’s limited operating history and continuing losses for United States income tax purposes. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset to reduce the asset to zero at December 31, 2013 and 2012. The valuation allowance at December 31, 2013 and 2012 was approximately $1,107,865 and $1,019,238, respectively. The net change in the valuation allowance was an increase of $88,626 and $897,843 during the years ended December 31, 2013 and 2012, respectively, and management will review this valuation allowance periodically and make adjustments as necessary.

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for income tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset for the Company as of December 31, 2013 and 2012 are as follows:

	December 31, 2013	December 31, 2012
U.S. tax benefit of net operating loss carry forward	$1,107,865	$1,019,238
Valuation allowance	(1,107,865)	(1,019,238)
Net deferred tax assets	$-	$-

For U.S. income tax purposes, the Company has cumulative undistributed earnings of foreign subsidiary and VIE of approximately $20.1 million and $16.4 million as of December 31, 2013 and 2012, respectively, which are included in consolidated retained earnings and will continue to be indefinitely reinvested in overseas operations. Accordingly, no provision has been made for U.S. deferred taxes related to future repatriation of these earnings, nor is it practicable to estimate the amount of income taxes that would have to be provided if we concluded that such earnings will be remitted to the U.S. in the future.

The Company did not have uncertainty tax positions or events leading to uncertainty tax position within the next 12 months. The Company’s 2011, 2012 and 2013 U.S. Corporation Income Tax Return are subject to U.S. Internal Revenue Service examination. The Company’s 2010, 2011, 2012 and 2013 China corporate income tax returns are subject to China State Administration of Taxation examination.

(b) Value Added Taxes (“VAT”)

The applicable VAT tax rate is 13% for agricultural products and 17% for handicrafts sold in the PRC. In accordance with VAT regulations in the PRC, the Company is exempt from paying VAT on its yew raw materials and yew trees sales as an agricultural corps cultivating company up to December 31, 2016. VAT payable in the PRC is charged on an aggregated basis at the applicable rate on the full price collected for the goods sold or taxable services provided and less any deductible VAT already paid by the taxpayer on purchases of goods in the same financial year.